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Cover Page
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment			[    ]  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
					[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		WRH Partners Global Securities, L.P.
Address:	1776 On The Green
		67 Park Place, 9th Floor
		Morristown, NJ  07960

Form 13F File Number:  28-10149

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Cathy Markey
Title:		Counsel
Phone:		973-984-1233

Signature, Place, and Date of Signing:

Cathy Markey	 Morristown, NJ  07960		August 13, 2003

Report Type (Check only one.):

[  x   ]		13F Holdings Report
[      ]		13F Notice
[      ]		13F Combination Report

List of Other Managers Reporting for this Manager:  None

Summary Page
							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		10
Form 13F Information Table Value Total:		$21,082,000
List of Other Included Managers:		None

No. 13F File Number			Name



      									Form 13F Information Table

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				Title of		Value	Shares/	SH/	Put/	INVSTMT   OTHER	   VOTING AUTHORITY
Name of Issuer			Class	Cusip		(x1000)	PRN AMT	PRN	Call	DSCRETN   MANAGERS    SOLE  SHARED NE

NTL Inc.			Com	62940m104	4137	120198	SH		SOLE			120198
Brasil Telecom Participacoes S	ADR PFD	105530109	1233	32930	SH		SOLE			32930
Tele Cellular Sul Participacoe	ADR PFD	879238103	569	68262	SH		SOLE			68262
Tele Nordeste Cellular Partici	ADR PFD	87924w109	192	11861	SH		SOLE			11861
Tele Norte Leste Participacoes	ADR PFD	879246106	2644	226377	SH		SOLE			226377
Telebras			ADR	879287308	4849	176000	SH		SOLE			176000
Telecom Argentina		ADR	879273209	1444	222175	SH		SOLE			222175
Telefonica Espana		ADR	879382208	4613	133438	SH		SOLE			133438
Telesp Cellular Participacoes	ADR PFD	87952l108	257	65860	SH		SOLE			65860
Teliasonera			ADR	87960m106	1144	55426	SH		SOLE			55426
						       21082	1112527








Information Table